                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 May 13, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       34

Form 13F Information Table Value Total:   $   6,077
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


AMIS Holdings Inc                   OTC EQ        031538101     $138        15,200     SH          SHARED       NONE       15,200
AZZ Incorporated                    COMMON        002474104     $317        12,900     SH          SHARED       NONE       12,900
Acorda Therapeutics Inc             OTC EQ        00484M106     $52         10,000     SH          SHARED       NONE       10,000
Actel Corporation                   OTC EQ        004934105     $406        25,500     SH          SHARED       NONE       25,500
Applied Signal Technology Inc       OTC EQ        038237103     $240        12,100     SH          SHARED       NONE       12,100
Artesyn Technologies Inc            OTC EQ        043127109     $235        21,500     SH          SHARED       NONE       21,500
CIBER Inc                           COMMON        17163B102     $198        31,000     SH          SHARED       NONE       31,000
Carreker Corporation                OTC EQ        144433109     $64         10,000     SH          SHARED       NONE       10,000
Comsys IT Partners Inc              OTC EQ        20581E104     $163        15,000     SH          SHARED       NONE       15,000
DrugMax Inc                         OTC EQ        262240104     $21         27,000     SH          SHARED       NONE       27,000
Eddie Bauer Holdings Inc            OTC EQ        071625107     $168        13,000     SH          SHARED       NONE       13,000
First Marblehead Corporation        COMMON        320771108     $238         5,500     SH          SHARED       NONE        5,500
Genesis Microchip Incorporated      OTC EQ        37184C103     $118         6,900     SH          SHARED       NONE        6,900
Gerber Scientific Inc               COMMON        373730100     $192        18,600     SH          SHARED       NONE       18,600
GSI Group Inc                       COMMON        36229U102     $88          8,000     SH          SHARED       NONE        8,000
International Coal Group Inc        COMMON        45928H106     $97         10,000     SH          SHARED       NONE       10,000
MEMC Electronic Materials Inc       COMMON        552715104     $1,292      35,000     SH          SHARED       NONE       35,000
Massey Energy Company               COMMON        576206106     $108         3,000     SH          SHARED       NONE        3,000
Meadowbrook Insurance Group Inc     COMMON        58319P108     $98         14,000     SH          SHARED       NONE       14,000
Merit Medical Systems Inc           OTC EQ        589889104     $129        10,700     SH          SHARED       NONE       10,700
Pride International Inc             COMMON        74153Q102     $237         7,600     SH          SHARED       NONE        7,600
QAD Inc                             OTC EQ        74727D108     $157        21,011     SH          SHARED       NONE       21,011
Revlon Inc                          COMMON        761525500     $43         13,535     SH          SHARED       NONE       13,535
Skyworks Solutions Inc              OTC EQ        83088M102     $81         12,000     SH          SHARED       NONE       12,000
Steelcase Inc                       COMMON        858155203     $463        25,700     SH          SHARED       NONE       25,700
Trico Marine Services Inc           OTC EQ        896106200     $607        18,800     SH          SHARED       NONE       18,800
Wireless Facilities Inc             COMMON        97653A103     $50         12,400     SH          SHARED       NONE       12,400
EuroZinc Mining Corporation         OTC EQ        298804105     $61         35,300     SH          SHARED       NONE       35,300
MEMC Electronic Apr 20 Put          PUT OP        5527158PD     $0             100          PUT    SHARED       NONE          100
MEMC Electronics Apr 22.5 Put       PUT OP        5527158PX     $0              22          PUT    SHARED       NONE           22
MEMC Electronics Apr 25 Put         PUT OP        5527158PE     $0              55          PUT    SHARED       NONE           55
MEMC Electronics Apr 30 Put         PUT OP        5527158PF     $0              56          PUT    SHARED       NONE           56
MEMC Elecrtonics May 30 Put         PUT OP        5527158QF     $4              92          PUT    SHARED       NONE           92
GSI Group Inc Jul 10 Call           CALL OP       36229U9GB     $10             60          CALL   SHARED       NONE           60

								$6,077



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